REVENUE - Liquefaction services revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / barrel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 430,604	$ 143,537	$ 80,257
Amortization of Day 1 gain	$ (38,610)	24,498	26,644
Oil price per barrel | $ / barrel	60
Contract with customer, liability, revenue recognized	$ 33,763
Derivative asset	95,500	112,317
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	119,677	0
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	127,625	0	$ 0
Amortization of deferred commissioning period billing	2,467	0
Amortization of Day 1 gain	5,817	0
Other	$ (336)	0
Vessels - FLNG
Disaggregation of Revenue [Line Items]
Derivative asset		$ 79,600